SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 6 -	SEGMENT INFORMATION

Segment Activities Disclosure:

TAT operates under four segments: (i) OEM of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components (mainly APU and LG) through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker ("CODM") is the CEO of the Company. The CODM evaluates segment performance and allocates the Company’s resources, the CODM uses segment measures of revenue, gross profit, operating income and total assets. The CODM reviews budget-to-actual variances of both profit measures on a monthly basis when making decisions about allocation of the Company’s resources to the segments.
Segments statement operations disclosure:

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Three Months Ended March 31, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$10,698	$11,031	$16,862	$2,556	$-	$41,147
Revenues - internal	42	92	11	-	(145)	-

Cost of revenues	7,722	7,593	14,465	1,539	(203)	31,116
Gross profit	3,018	3,530	2,408	1,017	58	10,031

Research and development	251	250	-	70	-	571
Selling and marketing	679	502	831	170	-	2,182
General and administrative	1,356	1,096	1,585	256	-	4,293
Operating income	732	1,682	(8)	521	58	2,985

Financial (income) expenses, net	(764)	102	653	(30)	-	(39)
Income before taxes	$1,496	$1,580	$(661)	$551	$58	$3,024

	Three Months Ended March 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$9,750	$11,909	$18,298	$2,185	$-	$42,142
Revenues - internal	337	568	-	-	(905)	-

Cost of revenues	7,173	8,823	16,045	1,107	(960)	32,188
Gross profit	2,914	3,654	2,253	1,078	55	9,954

Research and development	149	140	-	35	-	324
Selling and marketing	451	554	788	135	-	1,928
General and administrative	1,076	795	1,504	157	-	3,532
Operating income	1,238	2,165	(39)	751	55	4,170

Financial expenses, net	(718)	150	630	(4)	-	58
Income before taxes	$1,956	$2,015	$(669)	$755	$55	$4,112

The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Three Months Ended March 31, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$80,108	$47,565	$94,967	$11,139	$(972)	$232,807
Depreciation and amortization	252	291	721	89	(40)	1,313
Expenditure for segment assets	632	113	638	37	-	1,420

	Year Ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423